Shareholders' equity	12 Months Ended
Mar. 31, 2022
Equity [abstract]
Shareholders’ equity [Text Block]

9. Shareholders' equity

a) Capital stock

Authorized

Unlimited number of common shares without par value

2020 Equity Offering

On February 19, 2020, the Company completed a bought deal equity offering of 7,419,800 units (the "Units") at a price of $1.55 per Unit for aggregate gross proceeds to the Company of $11.5 million (the "Offering") and net proceeds of $10.3 million.

Each Unit consisted of one common share of the Company and one-half of one common share purchase warrant (each whole common share purchase warrant, a "Warrant"). Each Warrant was exercisable to acquire one common share until February 19, 2022 at an exercise price of $2.00 per Warrant Share. In addition to a cash commission, the agents received compensation options (Agents' Warrants) entitling the agents to purchase up to 519,386 common shares. Each Agent's Warrant was exercisable to acquire one common share of the Company at an exercise price of $2.00 per share until February 19, 2022. During the year ended March 31, 2022, warrants were exercised for 105,750 common shares (2021 - 2,493,254; 2020 - $nil), providing proceeds of $211,500 (2021 - $4,986,508; 2020 - $nil). A total of 1,630,282 Warrants and Agents' Warrants expired unexercised on February 19, 2022.

2019 Rights Offering

On June 25, 2019, the Company completed a rights offering (the "2019 Rights Offering") for 44,083,203 common shares at $0.35 per common share for gross proceeds of $15,429,121, and net proceeds of $15,284,430. Burcon issued to each shareholder as of the record date of May 30, 2019 one transferrable right (the "2019 Rights") for each common share held by such shareholder. Every 2019 Right entitled the holder thereof to purchase one common share in the Company at a price of $0.35 per common share.

The Company's directors, officers and persons controlling over 10% of the common shares of the Company agreed to exercise at least all of the 2019 Rights they were issued in connection with the 2019 Rights Offering for 14,306,740 common shares, representing 32.5% of the 2019 Rights Offering.

Of the net proceeds of the 2019 Rights Offering, $2,565,022 were used to repay the Note and accrued interest to Large Scale (note 8) and $1,607,183 were used to repay the Loan and accrued interest to Large Scale (note 8).

c) Contributed surplus

Contributed surplus comprises the value ascribed to expired warrants and options and forfeited vested options, previously categorized in either warrants or options, as applicable, within shareholders' equity.

d) Options

The Company has a stock option plan in which all directors, officers, employees and consultants of the Company and its subsidiaries are eligible to participate.

At March 31, 2022, 5,324,481 (March 31, 2021 - 4,949,106) options to purchase common stock are outstanding from the stock option plan. These options, when vested under the terms of the plan, are exercisable at prices ranging between $0.23 and $4.89 per common share. An additional 5,548,393 (2021 - 5,894,031) options may be granted in future years under this plan. Unless otherwise determined by the board of directors, the options have a term of up to 10 years from the date of grant. The vesting terms are determined at the discretion of the board of directors at the time of grant. All grants are recognized using graded vesting, with each vesting tranche being valued separately, and the fair value of each tranche recognized over its respective vesting period.

	2022		2021

	Number of options	Weighted average exercise price $	Number of options	Weighted average exercise price $

Outstanding - Beginning of year	4,949,106	2.63	4,507,606	3.32

Granted	1,245,000	1.64	1,253,000	3.95
Exercised	(264,299)	0.74	(94,000)	0.56
Forfeited	(505,326)	3.10	-	-
Expired	(100,000)	7.54	(717,500)	9.51

Outstanding - End of year	5,324,481	2.36	4,949,106	2.63

The following table summarizes information about stock options outstanding and exercisable at March 31, 2022:

	Options outstanding			Options exercisable
Range of exercise prices $	Number outstanding at March 31, 2022	Weighted average remaining contractual life (years)	Weighted average exercise price $	Number exercisable at March 31, 2022	Weighted average exercise price $

0.23 - 0.69	630,334	6.50	0.39	630,334	0.39
1.29 - 2.99	3,388,314	5.39	2.05	2,634,644	2.24
4.01 - 4.89	1,305,833	5.13	4.10	790,158	4.06
	5,324,481	5.46	2.36	4,055,136	2.31

The fair value of each option is estimated as at the date of grant or other measurement date using the Black-Scholes option pricing model and the following weighted average assumptions:

	2022	2021	2020

Dividend yield	0.0%	0.0%	0.0%
Expected volatility	81.9%	78.5%	75.1%
Risk-free interest rate	1.7%	0.5%	1.3%
Expected forfeitures	6.6%	7.2%	7.7%
Expected average option term (years)	5.8	6.7	7.9

The expected volatility and expected forfeitures are based on historical volatility and forfeitures. The risk-free rate of return is the yield on a zero-coupon Canadian treasury bill of a term consistent with the expected average option term. The expected average option term is the average expected period to exercise, based on the historical activity patterns for each individually vesting tranche.

The weighted average fair value of the options granted during the year ended March 31, 2022 was $1.13 (2021 - $2.73; 2020 - $1.36) per option.

Included in research and development expenses is $403,695 (2021 - $7,706; 2020 - $16,757) (note 10) and in general and administrative expenses (salaries and benefits) is $1,031,983 (2021 - $1,550,828; 2020 - $469,472) (note 11) of stock-based compensation. Included in deferred development costs is $524,947 (2021 - $319,610; 2020 - $50,660) of stock-based compensation.

e) Restricted Share Units ("RSU") Plan

At the annual general meeting held in September 2021, the shareholders of the Company approved a new RSU plan in which all directors, officers, employees and consultants of the Company and its subsidiaries are eligible to participate. Each RSU is intended to be redeemable for one common share of the Company but, at the election of the Company, may be redeemed for cash in the amount equal to the market value of the Company's shares on vesting date, or a common share acquired by the Company on a public exchange. The RSUs must be redeemed no later than December 31st of the third year after the date of grant. The vesting terms are determined at the discretion of the board of directors at the time of grant. The fair value of the grants is determined on the date of grant and is recognized using graded vesting, with each vesting tranche being valued separately, and the fair value of each tranche recognized over its respective vesting period. During the year, 121,000 RSUs were granted to employees with a grant date fair value of $1.35 which vest over three years. As at March 31, 2022, 118,000 RSUs were outstanding.